As filed with the Securities and Exchange Commission on June 18,  2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 124	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 128	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:               As soon as practicable after the effective
                                                                                                  date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on June 21, 2013 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 21, 2013 as the new effective date for Post-Effective Amendment No. 93 to the Registration Statement filed on January 15, 2013 for the FMX Funds. Previously, the filing of Post-Effective Amendment No. 101 delayed the effective date until March 22, 2013, Post-Effective Amendment No 102 delayed the effective date until April 1, 2013, Post-Effective Amendment No 104 delayed the effective date until April 9, 2013, Post-Effective Amendment No 106 delayed the effective date until April 18, 2013, Post-Effective Amendment No 107 delayed the effective date until April 30, 2013,  Post-Effective Amendment No 111 delayed the effective date until May 3, 2013, Post-Effective Amendment No 112 delayed the effective date until May 9, 2013, Post-Effective Amendment No 113 delayed the effective date until May 17, 2013, Post-Effective Amendment No 116 delayed the effective date until May 24, 2013, Post-Effective Amendment No 118 delayed the effective date until May 31, 2013, Post-Effective Amendment No 120 delayed the effective date until June 7, 2013, and Post-Effective Amendment No 122 delayed the effective date until June 18, 2013.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 93 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 18th day of June, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	June 18, 2013
Jack E. Brinson

*	Trustee & Chairman	June 18, 2013
James H. Speed, Jr.

*	Trustee	June 18, 2013
J. Buckley Strandberg

*	Trustee	June 18, 2013
Michael G. Mosley

*	Trustee	June 18, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	June 18, 2013
D.J. Murphey

*	Treasurer, RiskX Funds	June 18, 2013
Julie M. Koethe

*	President & Treasurer,	June 18, 2013
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President & Treasurer,	June 18, 2013
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	June 18, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	June 18, 2013
Craig L. Lukin

*	President & Treasurer,	June 18, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President & Treasurer,	June 18, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	June 18, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	June 18, 2013
Michael W. Nix

*	President, Arin Funds	June 18, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	June 18, 2013
Lawrence H. Lempert

*	President,	June 18, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	June 18, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	June 18, 2013
Jeffrey R. Spotts	Prophecy Alpha Trading Fund

*	President,	June 18, 2013
Michael Barron	CV Sector Rotational Fund

*	Treasurer of the Prophecy Alpha Trading Fund and	June 18, 2013
Brenda A. Smith	CV Sector Rotational Fund, President and Treasurer of the CV Asset Allocation Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	June 18, 2013

* By: /s/ A. Vason Hamrick	Dated: June 18, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact